Condensed Financial Information of the Parent Company - Schedule of Condensed Balance Sheets (Details) - Parent Company - USD ($)		Jun. 30, 2026	Jun. 30, 2025
ASSETS
Cash		$ 9,049,788	$ 6,635,163
Due from intercompany		12,069,820	12,069,820
Investment in subsidiaries		16,353,622	354,260
Total Assets		37,473,230	19,059,243
LIABILITIES AND SHAREHOLDERS’ EQUITY
Warrant liabilities		16,816,812
Accrued expenses and other current liabilities		63,527	40,327
Total current liabilities		16,880,339	40,327
Shareholders’ Equity
Ordinary shares, value	[1]		33,255
Additional paid-in capital		56,475,539	22,412,245
Accumulated deficits		(36,028,170)	(3,426,584)
Total shareholders’ equity		20,592,891	19,018,916
Total liabilities and shareholders’ equity		37,473,230	19,059,243
Class A ordinary shares
Shareholders’ Equity
Ordinary shares, value	[1]	133,267
Class B ordinary shares
Shareholders’ Equity
Ordinary shares, value	[1]	$ 12,255

[1]	Giving retroactive effect on the 1-for-25 reverse share split to the issued and outstanding ordinary Shares effected on May 22, 2026, all share and per share amounts presented in the accompanying financial statements have been retrospectively adjusted to reflect the reverse share split for all periods presented.